INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Amortization expenses	$ 1,893	$ 2,371	$ 948
Acquired Technology [Member]
Business Acquisition [Line Items]
Weighted-average remaining useful life	6 years 10 months 24 days